Note 9 - Other Disclosures - Number and Movement in Share Options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Note 9 - Other Disclosures - Number and Movement in Share Options (Details)
Balance at Jan 1	1,805,100	0
Granted	0	1,805,100
Forfeited	0	0
Balance at Dec 31	1,805,100	1,805,100